UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

June 30, 2023

TABLE OF CONTENTS

Portfolio Review	1

Portfolio of Investments	9

Financial Statements	40

Notes to Financial Statements	48

LOOMIS SAYLES BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSBDX

Brian P. Kennedy	Retail Class	LSBRX

Elaine M. Stokes	Admin Class	LBFAX

	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	2.61%	2.63%	0.62%	2.07%	0.69%	0.67%

Retail Class	2.50	2.39	0.37	1.81	0.94%	0.92%

Admin Class	2.38	2.23	0.14	1.57	1.15%	1.15%

Class N	2.64	2.69	0.69	2.13	0.61%	0.61%

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	2.21%	-0.70%	1.03%	1.66%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSIGX

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	2.85%	1.18%	1.33%	2.22%	0.52%	0.52%

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	2.21%	-0.70%	1.03%	1.66%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2023 through June 30, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,026.10	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

Retail Class
Actual	$1,000.00	$1,025.00	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

Admin Class
Actual	$1,000.00	$1,023.80	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46

Class N
Actual	$1,000.00	$1,026.40	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.67%, 0.92%, 1.09% and 0.62% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,028.50	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

* Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that through December 31, 2022, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Bond Fund	81%	89%	92%
Loomis Sayles Investment Grade Fixed Income Fund	15%	20%	44%

In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for the relevant periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2022. The Board also considered information about each Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events. The Trustees also considered anticipated personnel changes to the Fund’s portfolio management team.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for Loomis Sayles Bond Fund under its expense limitation agreement. The Trustees also considered that Loomis Sayles Investment Grade Fixed Income Fund’s current expenses are at the level of its expense limitation. They further noted that management had proposed to reduce the expense limitations for both of the Funds on all share classes, effective as of July 1, 2023. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees also noted that management had proposed to reduce the advisory fee schedule for the Loomis Sayles Bond Fund. The Trustees further noted that the Loomis Sayles Investment Grade Fixed Income Fund had a total advisory fee rate that was at the median of its peer group of funds.

The Trustees noted that the Loomis Sayles Bond Fund had an advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the

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advisory fee was only five basis points higher than the median of the peer group of funds; and (2) that management had proposed to reduce the Fund’s advisory fee schedule, which is expected to reduce the Fund’s effective advisory fee rate by one basis point, and the proposed reduction in the Fund’s expense limitations would further reduce the Fund’s effective advisory fee rate.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee schedule for Loomis Sayles Bond Fund described above should be continued through June 30, 2024.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through June 30, 2023)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund have established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2023 through June 30, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 82.0% of Net Assets

Non-Convertible Bonds – 75.1%

	ABS Car Loan – 4.3%
$12,980,000	American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.820%, 2/14/2028, 144A	$12,227,069
3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	3,450,681
1,470,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	1,494,546
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	12,533,326
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	5,832,458
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	3,608,195
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,495,844
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028, 144A	2,960,965
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,133,295
2,849,637	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	2,673,626
1,790,657	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	1,718,090
6,410,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	6,024,095
6,400,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	5,465,896
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,573,770
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	3,708,658
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031, 144A	7,332,825
2,524,497	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	2,469,239
7,980,000	DT Auto Owner Trust, Series 2021-4A, Class D, 1.990%, 9/15/2027, 144A	7,278,877
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027	10,510,591

	ABS Car Loan – continued
15,295,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	14,022,034
2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,008,884
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,761,883
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	2,873,103
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	4,682,191
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	5,793,176
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	4,849,893
10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	9,376,303
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	15,471,552
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029, 144A	2,872,782
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	10,194,879
8,512,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	8,386,388
4,380,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	4,416,476
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	5,871,121
1,318,877	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	1,234,735
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028, 144A	8,443,666
1,568,512	Santander Bank N.A., Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	1,516,783
10,510,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027, 144A	9,723,274

		209,991,169

	ABS Home Equity – 4.4%
8,833,970	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	8,148,860

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$13,235,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	$12,066,332
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	2,216,861
4,647,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	3,650,666
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,844,930
15,970,483	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	14,722,951
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	2,819,664
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	6,829,592
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	4,515,185
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	2,664,971
6,560,000	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053, 144A(a)	6,527,246
1,270,384	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	1,036,226
12,585,320	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	10,859,622
6,297,482	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	5,427,234
7,418,407	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	6,860,762
2,470,977	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(a)	2,243,594
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	1,407,774
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	1,411,791
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	987,750
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	3,017,795
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	788,297

	ABS Home Equity – continued
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,874,186
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,974,521
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	4,231,932
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	1,145,294
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,390,701
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	957,329
6,415,140	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(a)	5,974,215
10,862,350	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	10,004,847
9,825,851	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	9,051,918
6,784,122	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(a)	6,235,654
7,175,525	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	6,667,681
9,416,511	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	9,263,963
12,050,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	11,713,974
143,804	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	139,898
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	3,495,168
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(a)	401,287
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	1,003,714
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	758,381
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(a)	393,330
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038, 144A	1,773,966

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038, 144A	$4,706,707
190,237	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	182,261
8,677,548	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	7,858,031
14,010,480	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(a)	12,694,645
7,610,963	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	6,993,668

		212,935,374

	ABS Other – 2.8%
1,290,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	1,207,600
6,556,430	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	5,648,430
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	1,964,674
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	12,064,844
10,697,100	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	9,043,393
628,338	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	556,763
1,065,548	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	1,044,825
3,495,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	3,245,905
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029, 144A	3,211,618
60,219	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	55,071
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	3,840,349
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	3,390,394
9,700,921	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	8,353,755
16,902,336	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	14,529,569
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	1,631,656

	ABS Other – continued
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	2,920,966
9,900,624	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039, 144A	8,741,028
14,758,676	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	12,817,025
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062, 144A	2,662,461
902,716	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	889,376
1,835,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	1,637,315
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	4,353,613
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031, 144A	681,590
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	641,395
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	3,971,194
833,096	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	700,338
14,446,250	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	12,389,393
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	1,321,394
2,632,529	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,092,966
12,090,742	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	9,582,070

		135,190,970

	ABS Student Loan – 0.5%
2,167,892	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	1,930,006
2,157,000	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055, 144A	1,808,131
704,894	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046, 144A(a)	596,889
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,710,633
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	3,782,943

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062, 144A	$1,722,852
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062, 144A	687,982
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	4,694,074
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051, 144A	5,687,214
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)	580,507

		23,201,231

	ABS Whole Business – 0.6%
9,470,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A	9,317,012
1,665,125	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,519,831
7,193,200	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	6,000,071
3,405,500	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	2,713,479
1,138,700	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	953,208
202,438	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	178,649
11,025,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	9,116,969

		29,799,219

	Airlines – 1.8%
19,996,234	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030, 144A	19,470,533
2,679,940	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	2,465,277
2,425,370	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,278,660
33,596,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	33,679,880
3,884,912	United Airlines Pass-Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	3,653,141
23,166,757	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	22,999,030

	Airlines – continued
3,294,850	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,159,728

		87,706,249

	Automotive – 1.1%
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,640,846
4,310,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	3,485,934
30,275,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	26,156,907
1,345,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	1,333,249
10,060,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	10,225,391
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	663,206
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	1,145,586
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	3,352,526
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	3,553,937

		51,557,582

	Banking – 4.7%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(b)	14,593,500
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(b)	10,065,225
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(b)	12,096,717
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	37,427,414
14,253,000	BNP Paribas SA, (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A	10,911,527
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,076,487
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	19,062,952
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,920,983
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	2,517,593
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,445,966

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	$17,239,926
4,370,000	Synchrony Bank, 5.400%, 8/22/2025	4,178,070
8,885,000	Synchrony Bank, 5.625%, 8/23/2027	8,345,947
605,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029, 144A	546,918
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	6,556,550
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	412,552
8,165,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	7,487,049
13,985,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	13,896,666
11,645,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	11,687,854
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	8,745,209
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	19,009,749

		227,224,854

	Brokerage – 0.1%
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,845,122

	Building Materials – 1.2%
45,994,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	38,722,551
305,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%, 144A(b)	308,888
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	13,669,545
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,182,299
1,082,000	Masco Corp., 7.750%, 8/01/2029	1,182,497

		58,065,780

	Cable Satellite – 4.4%
36,985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	27,952,072
11,015,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	8,338,363

	Cable Satellite – continued
35,342,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	28,438,304
24,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	15,759,058
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	869,743
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	28,774,509
6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	5,973,126
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	4,669,203
7,740,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	5,239,132
950,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	664,550
815,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	568,231
45,882,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	20,414,604
1,875,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	873,202
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	15,552,530
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	656,316
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	4,378,784
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	21,337,788
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	7,861,792
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	9,022,232
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,630,072
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	471,950

		212,445,561

	Chemicals – 0.2%
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,713,836
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	8,218,009

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	$1,241,069

		11,172,914

	Construction Machinery – 0.1%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	2,223,786
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	3,338,637

		5,562,423

	Consumer Cyclical Services – 2.3%
2,700,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,275,171
10,311,000	Expedia Group, Inc., 3.250%, 2/15/2030	8,974,179
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	12,781,522
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	30,607,839
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	20,620,628
33,623,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	34,391,387

		109,650,726

	Consumer Products – 0.5%
12,778,000	Avon Products, Inc., 8.450%, 3/15/2043	13,800,240
9,385,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	8,118,708

		21,918,948

	Electric – 0.7%
26,613,701	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	24,326,779
8,663,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	9,116,626

		33,443,405

	Finance Companies – 5.2%
12,526,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	10,830,640
12,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	9,858,090
3,100,000	AGFC Capital Trust I, 3 mo. USD LIBOR + 1.750%, 7.010%, 1/15/2067, 144A(c)	1,587,014
6,606,000	Air Lease Corp., 4.625%, 10/01/2028	6,208,882
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	14,326,057
5,325,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	3,716,318
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	10,308,137

	Finance Companies – continued
17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	13,411,037
3,260,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	2,903,579
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	6,720,050
9,790,000	Barings BDC, Inc., 3.300%, 11/23/2026	8,528,456
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	18,794,564
3,430,000	FS KKR Capital Corp., 3.125%, 10/12/2028	2,792,263
12,680,000	GATX Corp., 5.450%, 9/15/2033	12,475,800
775,000	OneMain Finance Corp., 3.500%, 1/15/2027	664,904
910,000	OneMain Finance Corp., 4.000%, 9/15/2030	700,700
1,940,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,649,286
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,967,383
12,435,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	10,132,184
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,645,294
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	12,152,865
30,029,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	26,575,665
19,614,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	16,484,939
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	23,304,855
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	12,310,893

		250,049,855

	Financial Other – 1.2%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	2,267,536
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	332,157
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	123,240
2,700,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	217,350
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	286,429
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	66,112
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	58,247
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	310,973
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	111,197

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Financial Other – continued
$7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	$2,127,193
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	28,776,262
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	1,326,149
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	124,445
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	155,832
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	1,562,485
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	80,762
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	118,084
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	564,447
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	487,137
2,635,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	2,137,512
11,480,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	10,055,849
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	609,526
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	39,236
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	114,746
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	466,705
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	106,390
575,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(d)	92,339
6,810,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	1,098,930
3,575,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	522,725
460,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	74,888
5,930,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(d)	964,574
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	74,276
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	496,386
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	29,037
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	132,345
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	260,521
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	66,068
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	167,776

		56,605,866

	Food & Beverage – 0.4%
5,695,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,829,416
17,905,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	14,155,693
995,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	853,262

		19,838,371

	Gaming – 0.8%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	15,974,084
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,691,072
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	415,519
10,488,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	9,811,328
8,621,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	8,144,431

		39,036,434

	Government Owned –No Guarantee – 1.0%
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	26,598,247
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031	20,561,347
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	560,237
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	1,070,947

		48,790,778

	Health Insurance – 0.8%
245,000	Centene Corp., 2.450%, 7/15/2028	209,415
23,625,000	Centene Corp., 2.500%, 3/01/2031	18,840,229
8,940,000	Centene Corp., 2.625%, 8/01/2031	7,124,107
6,921,000	Centene Corp., 3.000%, 10/15/2030	5,767,249
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	5,424,120

		37,365,120

	Healthcare – 0.6%
28,490,000	HCA, Inc., 5.500%, 6/01/2033	28,441,609

	Home Construction – 0.3%
12,840,000	PulteGroup, Inc., 6.000%, 2/15/2035	12,981,970

	Independent Energy – 3.6%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	15,611,794
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	11,305,596
54,380,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	51,696,751
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	10,930,613
2,690,000	EQT Corp., 3.125%, 5/15/2026, 144A	2,473,213
11,721,000	EQT Corp., 3.625%, 5/15/2031, 144A	10,081,144

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$11,753,000	EQT Corp., 3.900%, 10/01/2027	$10,865,879
2,329,000	EQT Corp., 5.000%, 1/15/2029	2,192,730
2,215,000	EQT Corp., 5.700%, 4/01/2028	2,186,133
10,210,000	EQT Corp., 7.000%, 2/01/2030	10,690,176
2,040,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	2,019,178
15,296,000	Ovintiv, Inc., 6.500%, 8/15/2034	15,328,939
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	811,766
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,102,154
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	580,285
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,946,410
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,507,702
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	405,750
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(d)	186,300
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,894,873
4,695,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	4,825,194
10,345,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	10,945,113

		173,587,693

	Industrial Other – 0.1%
5,995,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	5,107,222

	Leisure – 1.1%
13,160,000	Carnival Corp., 5.750%, 3/01/2027, 144A	12,114,964
3,415,000	Carnival Corp., 6.000%, 5/01/2029, 144A	3,049,029
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	9,383,704
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	7,418,878
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	3,325,571
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	17,513,096

		52,805,242

	Life Insurance – 3.5%
5,935,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	5,492,277
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,667,537
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	19,601,154
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,353,427
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,132,866
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	60,148,433
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	50,264,277
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	13,684,265

		169,344,236

	Lodging – 0.9%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	9,579,634
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	2,076,367
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	7,179,472
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	5,312,165
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,882,622
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	8,948,247

		41,978,507

	Media Entertainment – 1.7%
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	4,444,916
8,005,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	6,121,419
22,040,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	21,689,425
2,757,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,767,212
13,137,000	Netflix, Inc., 5.875%, 11/15/2028	13,567,920
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	18,915,982
16,368,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	14,516,377

		82,023,251

	Metals & Mining – 1.9%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,258,196
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	490,611
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	7,255,051
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	31,030,655
7,157,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	7,148,095
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	15,201,208
6,680,000	Glencore Funding LLC, 5.700%, 5/08/2033, 144A	6,627,730
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,130,693

		90,142,239

	Midstream – 1.1%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,825,802
2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	2,016,321
1,955,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	1,794,214
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,292,965

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$13,095,000	Energy Transfer LP, 5.750%, 2/15/2033	$13,180,720
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	3,267,512
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	218,535
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,596,478
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,261,451
1,380,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,328,071
2,635,000	Western Midstream Operating LP, 4.300%, 2/01/2030	2,365,830
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,095,999
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	954,597
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	702,460
3,495,000	Western Midstream Operating LP, 5.500%, 2/01/2050	2,862,650
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,098,600

		52,862,205

	Mortgage Related – 0.0%
3,735	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,688

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	405,182
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.972%, 12/15/2038, 144A(c)	9,836,037
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.379%, 8/15/2024, 144A(c)	7,721,226
1,775,179	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,610,975
164,858	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	136,420
2,174,128	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	2,042,573
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	5,403,564

	Non-Agency Commercial Mortgage-Backed Securities – continued
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	483,569
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,828,407
4,163,348	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.894%, 7/15/2038, 144A(c)	4,051,010
2,992,406	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 7.444%, 7/15/2038, 144A(c)	2,907,911
2,141,177	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031, 144A(a)	1,981,221
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(a)	3,268,741
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047, 144A(a)	385,982
1,895,901	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.644%, 11/15/2038, 144A(c)	1,829,310
6,031,056	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.994%, 11/15/2038, 144A(c)	5,811,661
2,488,059	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 7.194%, 11/15/2038, 144A(c)	2,371,026
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.484%, 8/15/2046(a)(f)	1,177,347
1,360,532	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,061,215
551,773	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	514,507
9,076,751	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(a)	7,086,710
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	4,134,704
1,805,882	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,488,950
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.584%, 8/15/2046(a)	6,437,975

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	$2,134,755

		76,110,978

	Other REITs – 0.1%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,216,924

	Paper – 0.0%
1,250,000	WestRock MWV LLC, 7.950%, 2/15/2031	1,415,736

	Pharmaceuticals – 1.9%
11,605,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	6,907,296
5,560,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	2,363,000
580,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	239,154
4,435,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,840,525
3,015,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	1,259,908
640,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	272,000
1,045,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	451,838
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,326,829
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	8,299,302
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	7,067,415
5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,508,006
25,967,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	17,068,841
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	14,380,251
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	9,565,378
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,688,537
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,155,641

		92,393,921

	Property & Casualty Insurance – 0.3%
13,985,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.520%, 1/15/2033, 144A(e)	419,550

	Property & Casualty Insurance – continued
80,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.805%, 1/15/2033(e)	2,400
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	13,136,756

		13,558,706

	Retailers – 0.7%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,690,390
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,312,353
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,320,673
15,105,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	13,164,461
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,747,711

		36,235,588

	Technology – 5.4%
15,580,000	Avnet, Inc., 5.500%, 6/01/2032	14,793,145
8,675,000	Block, Inc., 3.500%, 6/01/2031	7,184,826
5,785,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	4,437,356
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	12,642,396
2,854,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,445,404
14,575,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	12,298,677
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	10,023,353
16,765,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	13,217,538
19,780,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	18,362,290
945,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	831,906
4,710,000	Global Payments, Inc., 2.900%, 5/15/2030	3,992,090
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	4,999,038
3,460,000	Global Payments, Inc., 5.300%, 8/15/2029	3,370,917
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,322,893
13,265,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	11,873,983
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,401,357
8,630,000	Marvell Technology, Inc., 2.950%, 4/15/2031	7,234,259
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	15,114,094
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	39,424,272
19,330,000	Micron Technology, Inc., 6.750%, 11/01/2029	20,093,369
4,150,000	Open Text Corp., 6.900%, 12/01/2027, 144A	4,224,825
18,900,000	Oracle Corp., 3.950%, 3/25/2051	14,290,709
845,000	Seagate HDD Cayman, 4.091%, 6/01/2029	743,363
615,825	Seagate HDD Cayman, 9.625%, 12/01/2032, 144A	679,525

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$9,186,000	VMware, Inc., 2.200%, 8/15/2031	$7,218,359
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	5,413,012
10,601,000	Western Digital Corp., 4.750%, 2/15/2026	10,097,639

		262,730,595

	Transportation Services – 0.2%
10,900,000	ERAC USA Finance LLC, 4.900%, 5/01/2033, 144A	10,650,956
735,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	665,491

		11,316,447

	Treasuries – 9.8%
187,857,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	12,770,141
265,995,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	11,560,545
222,380,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(g)	198,439,403
76,545,000	U.S. Treasury Notes, 0.500%, 11/30/2023	75,038,020
73,585,000	U.S. Treasury Notes, 0.875%, 1/31/2024	71,685,013
103,730,000	U.S. Treasury Notes, 1.500%, 2/29/2024	101,063,816

		470,556,938

	Wireless – 1.1%
16,770,000	Crown Castle, Inc., 5.100%, 5/01/2033	16,479,617
9,835,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	8,560,384
8,000,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,913,600
3,695,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,169,778
15,080,000	Sprint Capital Corp., 8.750%, 3/15/2032	18,225,793

		53,349,172

	Wirelines – 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,133,670

	Total Non-Convertible Bonds

	(Identified Cost $4,188,470,640)	3,620,694,488

Convertible Bonds – 5.2%

	Airlines – 0.4%
17,869,000	Southwest Airlines Co., 1.250%, 5/01/2025	20,486,808

	Cable Satellite – 1.9%
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	93,768,237

	Consumer Cyclical Services – 0.4%
18,940,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(h)	17,362,487

	Electric – 0.2%
12,340,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	11,784,700

	Gaming – 0.1%
3,339,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	4,137,021

	Healthcare – 0.6%
36,387,000	Teladoc Health, Inc., 1.250%, 6/01/2027	28,927,665

	Leisure – 0.2%
9,795,000	NCL Corp. Ltd., 1.125%, 2/15/2027	9,008,266

	Media Entertainment – 0.3%
8,590,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(h)	6,356,600
7,780,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(h)	6,609,110

		12,965,710

	Pharmaceuticals – 1.0%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	13,715,409
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,834,881
6,370,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,754,658

		47,304,948

	Technology – 0.1%
7,845,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(h)	6,264,233

	Total Convertible Bonds

	(Identified Cost $372,212,280)	252,010,075

Municipals – 1.7%

	Virginia – 1.7%
87,500,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $86,859,865)	82,813,579

	Total Bonds and Notes

	(Identified Cost $4,647,542,785)	3,955,518,142

Senior Loans – 0.3%

	Consumer Cyclical Services – 0.1%
6,432,675	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.018%, 3/03/2030(i)(j)	6,427,529

	Leisure – 0.1%
2,019,747	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(c)(k)	1,999,550

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Leisure – continued
$2,626,462	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(c)(k)	$2,620,709

		4,620,259

	Property & Casualty Insurance – 0.1%
3,600,000	HUB International Ltd., 2023 Term Loan B, 6/20/2030(l)	3,606,516

	Total Senior Loans

	(Identified Cost $14,568,263)	14,654,304

Collateralized Loan Obligations – 4.6%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 10/20/2031, 144A(c)	9,447,640
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD LIBOR + 1.600%, 6.850%, 7/20/2034, 144A(c)	6,934,482
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD LIBOR + 2.850%, 8.100%, 7/20/2034, 144A(c)	6,712,030
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.360%, 7/15/2034, 144A(c)	1,683,199
10,050,000	AIG CLO LLC, Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.950%, 8.223%, 4/22/2034, 144A(c)	9,304,029
5,605,000	AIG CLO LLC, Series 2021-2A, Class D, 3 mo. USD LIBOR + 3.050%, 8.300%, 7/20/2034, 144A(c)	5,194,417
7,810,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.156%, 1/17/2032, 144A(c)	7,728,986
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD LIBOR + 3.000%, 8.260%, 10/15/2034, 144A(c)	3,690,636
5,225,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD LIBOR + 3.100%, 8.355%, 7/25/2034, 144A(c)	4,913,486
1,340,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD LIBOR + 1.400%, 6.779%, 11/20/2030, 144A(c)	1,305,524
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3 mo. USD LIBOR + 2.000%, 7.260%, 1/17/2032, 144A(c)	10,251,665

Collateralized Loan Obligations – continued
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.260%, 1/17/2032, 144A(c)	2,125,312
5,790,000	Carlyle U.S. CLO Ltd., Series 2016-4A, Class A2R, 3 mo. USD LIBOR + 1.450%, 6.700%, 10/20/2027, 144A(c)	5,732,540
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD LIBOR + 2.950%, 8.200%, 7/20/2032, 144A(c)	5,011,940
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD LIBOR + 3.420%, 8.670%, 7/20/2034, 144A(c)	5,487,908
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 8.100%, 1/20/2034, 144A(c)	3,933,861
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD LIBOR + 1.500%, 6.750%, 4/20/2031, 144A(c)	8,436,791
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD LIBOR + 2.000%, 7.250%, 4/20/2031, 144A(c)	1,390,258
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.250%, 4/20/2031, 144A(c)	3,858,541
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.492%, 7/27/2031, 144A(c)	15,153,667
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2031, 144A(c)	1,218,469
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/15/2034, 144A(c)	8,989,956
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 7/20/2032, 144A(c)	11,016,818
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 3.150%, 8.410%, 7/15/2034, 144A(c)	9,897,494
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.300%, 8.560%, 7/15/2036, 144A(c)	4,214,693
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/02/2035, 144A(c)	12,111,556
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 2.900%, 8.150%, 7/02/2035, 144A(c)	9,308,201

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/17/2031, 144A(c)	$12,316,593
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3 mo. USD LIBOR + 2.700%, 7.960%, 10/17/2031, 144A(c)	4,830,234
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 7.079%, 5/21/2034, 144A(c)	2,897,265
11,585,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD LIBOR + 1.100%, 6.479%, 5/20/2031, 144A(c)	11,454,576
6,075,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD LIBOR + 1.160%, 6.420%, 4/17/2034, 144A(c)	5,960,517
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD LIBOR + 2.950%, 8.200%, 1/20/2031, 144A(c)	638,171
5,300,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%, 6.360%, 4/15/2032, 144A(c)	5,225,837
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD LIBOR + 3.750%, 9.000%, 10/20/2034, 144A(c)	2,002,219

	Total Collateralized Loan Obligations

	(Identified Cost $230,571,861)	220,379,511

Shares

Common Stocks – 1.8%

	Aerospace & Defense – 0.0%
3,464	Lockheed Martin Corp.	1,594,756

	Air Freight & Logistics – 0.1%
11,012	United Parcel Service, Inc., Class B	1,973,901

	Banks – 0.0%
5,473	JPMorgan Chase & Co.	795,993

	Beverages – 0.0%
26,587	Coca-Cola Co.	1,601,069

	Biotechnology – 0.1%
14,280	AbbVie, Inc.	1,923,944

	Capital Markets – 0.1%
1,218	BlackRock, Inc.	841,808
13,719	Morgan Stanley	1,171,603

		2,013,411

Common Stocks – continued

	Chemicals – 0.0%
2,044	Linde PLC	778,928

	Communications Equipment – 0.0%
10,887	Cisco Systems, Inc.	563,293

	Consumer Staples Distribution & Retail – 0.1%
1,443	Costco Wholesale Corp.	776,882
8,175	Walmart, Inc.	1,284,947

		2,061,829

	Containers & Packaging – 0.0%
4,131	Packaging Corp. of America	545,953

	Diversified REITs – 0.1%
170,568	NexPoint Diversified Real Estate Trust	2,135,511

	Electric Utilities – 0.0%
10,131	Duke Energy Corp.	909,156
3,531	NextEra Energy, Inc.	262,000

		1,171,156

	Electrical Equipment – 0.0%
7,856	Emerson Electric Co.	710,104

	Financial Services – 0.0%
1,982	Mastercard, Inc., Class A	779,521

	Ground Transportation – 0.0%
5,332	Union Pacific Corp.	1,091,034

	Health Care Equipment & Supplies – 0.0%
11,968	Abbott Laboratories	1,304,751

	Health Care Providers & Services – 0.1%
3,279	Elevance Health, Inc.	1,456,827
3,053	UnitedHealth Group, Inc.	1,467,394

		2,924,221

	Hotels, Restaurants & Leisure – 0.0%
16,509	Starbucks Corp.	1,635,382

	Household Products – 0.0%
11,194	Procter & Gamble Co.	1,698,578

	IT Services – 0.0%
3,810	Accenture PLC, Class A	1,175,690

	Life Sciences Tools & Services – 0.0%
1,999	Thermo Fisher Scientific, Inc.	1,042,978

	Machinery – 0.1%
3,104	Cummins, Inc.	760,977
3,510	Deere & Co.	1,422,217

		2,183,194

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.2%
2,006,877	Altice USA, Inc., Class A(e)	$6,060,768
46,060	Comcast Corp., Class A	1,913,793
705,779	iHeartMedia, Inc., Class A(e)	2,569,036

		10,543,597

	Metals & Mining – 0.0%
31,299	Newmont Corp.	1,335,215

	Oil, Gas & Consumable Fuels – 0.6%
93,585	Battalion Oil Corp.(e)	534,370
130,858	Canadian Natural Resources Ltd.	7,362,071
4,137	Devon Energy Corp.	199,983
69,872	Diamondback Energy, Inc.	9,178,386
42,286	EOG Resources, Inc.	4,839,210
18,931	Pioneer Natural Resources Co.	3,922,125
32,678	Williams Cos., Inc.	1,066,283

		27,102,428

	Pharmaceuticals – 0.1%
21,215	Bristol-Myers Squibb Co.	1,356,699
9,122	Johnson & Johnson	1,509,874
1,939	Merck & Co., Inc.	223,741

		3,090,314

	Professional Services – 0.0%
7,905	Clarivate PLC(e)	75,335

	Semiconductors & Semiconductor Equipment – 0.1%
2,700	Broadcom, Inc.	2,342,061
19,735	Microchip Technology, Inc.	1,768,059
14,421	QUALCOMM, Inc.	1,716,676

		5,826,796

	Software – 0.1%
7,003	Microsoft Corp.	2,384,802

	Specialized REITs – 0.0%
6,992	American Tower Corp.	1,356,028

	Specialty Retail – 0.0%
4,491	Home Depot, Inc.	1,395,084

	Technology Hardware, Storage & Peripherals – 0.0%
9,180	Apple, Inc.	1,780,644
17,622	IQOR U.S., Inc.(e)	11,754

		1,792,398

	Trading Companies & Distributors – 0.0%
13,857	Fastenal Co.	817,424

	Total Common Stocks

	(Identified Cost $148,665,889)	87,424,618

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 1.0%

	Banking – 0.8%
20,983	Bank of America Corp., Series L, 7.250%	24,588,299
11,335	Wells Fargo & Co., Series L, Class A, 7.500%	13,057,920

		37,646,219

	Midstream – 0.1%
71,177	El Paso Energy Capital Trust I, 4.750%	3,306,172

	Technology – 0.1%
170,945	Clarivate PLC, Series A, 5.250%	7,017,292

	Total Convertible Preferred Stocks
	(Identified Cost $64,602,494)	47,969,683

Non-Convertible Preferred Stocks – 0.2%

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	945,526

	Office REITs – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%(f)	2,218,755

	Other REITs – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	9,557,346

	Total Non-Convertible Preferred Stocks

	(Identified Cost $10,716,140)	12,721,627

	Total Preferred Stocks

	(Identified Cost $75,318,634)	60,691,310

Principal Amount (‡)

Short-Term Investments – 13.0%
$299,674,778	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $299,732,216 on 7/03/2023 collateralized by $353,525,600 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $305,668,341 including accrued interest (Note 2 of Notes to Financial Statements)	299,674,778
6,240,000	U.S. Treasury Bills, 5.115%, 12/14/2023(m)	6,091,518

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$6,240,000	U.S. Treasury Bills, 5.140%, 10/17/2023(m)	$6,144,275
100,445,000	U.S. Treasury Bills, 5.166%, 11/24/2023(m)	98,363,043
25,015,000	U.S. Treasury Bills, 5.170%, 12/21/2023(m)	24,392,377
197,735,000	U.S. Treasury Bills, 5.230%, 12/28/2023(m)	192,615,572

Total Short-Term Investments

	(Identified Cost $627,267,152)	627,281,563

Total Investments – 102.9%

	(Identified Cost $5,743,934,584)	4,965,949,448

	Other assets less liabilities—(2.9)%	(141,158,719)

	Net Assets – 100.0%	$4,824,790,729

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

(b)	Perpetual bond with no specified maturity date.

(c)	Variable rate security. Rate as of June 30, 2023 is disclosed.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.

(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund's investment in this security is comprised of various lots with differing annualized yields.

(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2023.

(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.

(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $2,065,487,314 or 42.8% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
EUR	Euro
IDR	Indonesian Rupiah
ZAR	South African Rand

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/20/2023	EUR	$12,884,000	$13,954,274	$14,112,782	$(158,508)

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	2,290	$470,560,845	$465,657,188	$(4,903,657)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	483	52,400,534	51,726,281	(674,253)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	3,701	420,360,202	415,495,078	(4,865,124)
CBOT U.S. Long Bond Futures	9/20/2023	2,107	266,357,114	267,391,469	1,034,355
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	2,578	345,340,007	351,171,938	5,831,931

Total					$(3,576,748)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	2,975	$353,918,581	$352,351,563	$1,567,018

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Bond Fund – continued

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	9.8%
Cable Satellite	6.3
Technology	5.6
Banking	5.5
Finance Companies	5.2
ABS Home Equity	4.4
ABS Car Loan	4.3
Independent Energy	3.6
Life Insurance	3.5
Pharmaceuticals	3.0
ABS Other	2.8
Consumer Cyclical Services	2.8
Airlines	2.2
Media Entertainment	2.0
Other Investments, less than 2% each	24.3
Short-Term Investments	13.0
Collateralized Loan Obligations	4.6

Total Investments	102.9
Other assets less liabilities (including forward foreign currency and futures contracts)	(2.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 85.3% of Net Assets

Non-Convertible Bonds – 83.5%

	ABS Car Loan – 6.8%
$100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$98,347
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	93,641
60,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	61,002
330,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029, 144A	326,000
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	214,092
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	97,028
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	543,494
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029, 144A	186,591
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	88,986
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	90,302
40,000	Carmax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	39,471
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	365,034
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	240,604
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	241,355
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	230,638
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	319,812
115,000	DT Auto Owner Trust, Series 2021-2A, Class D, 1.500%, 2/16/2027, 144A	107,324
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	621,981
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029, 144A	262,459
159,408	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	156,904

	ABS Car Loan – continued
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	141,976
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	453,802
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	99,947
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	74,958
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	69,855
73,272	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	73,168
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	264,905
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	150,021
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	156,222
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	185,311
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029, 144A	270,251
541,803	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	528,278
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	254,874
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	156,746
43,413	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	43,278
183,390	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	178,816
558,517	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	539,801
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	506,555
305,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	300,499
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	236,548

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026	$1,297,041
270,895	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	264,537
203,870	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	198,129
56,940	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	55,187
140,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 6.330%, 4/16/2029, 144A	137,715
67,015	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	66,835
60,533	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	60,257
173,461	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	170,454
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	301,266
485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	452,803
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	120,081
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	254,749
796,070	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	765,943

		13,215,873

	ABS Credit Card – 0.1%
100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028, 144A	98,832

	ABS Home Equity – 4.9%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(a)	219,805
280,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	255,276
284,416	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	271,093
542,754	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066, 144A(a)	456,802
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	81,652

	ABS Home Equity – continued
160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	125,695
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	80,918
196,371	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	180,375
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	75,275
508,494	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	468,773
220,629	Federal Home Loan Mortgage Corp., REMIC, Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 7.067%, 4/25/2042, 144A(b)	221,249
129,178	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 7.167%, 4/25/2043, 144A(b)	129,537
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	222,101
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	175,571
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	89,687
360,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	328,422
141,003	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	131,582
260,000	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053, 144A(a)	258,702
86,421	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	70,492
400,223	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	345,344
207,344	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	178,691
83,310	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(a)	82,620
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	415,041
219,805	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	203,282
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.317%, 7/25/2035(a)(c)	3,294

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$138,798	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061, 144A(a)	$104,314
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	205,709
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	86,675
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	87,055
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	86,348
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	86,266
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	102,443
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	129,283
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	85,849
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	132,248
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	79,259
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	81,566
313,649	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	292,273
114,827	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	108,308
93,814	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	86,408
336,422	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	309,924
501,132	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	493,014
390,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	379,124
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	114,596
240,175	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	220,627
77,385	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	74,140
281,471	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	254,889
94,232	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	85,101

	ABS Home Equity – continued
244,610	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	221,120
219,210	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	201,431
145,961	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	136,627
300,002	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	273,238

		9,589,114

	ABS Other – 2.8%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	93,612
215,723	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	185,847
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	81,522
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	384,145
107,958	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	98,998
431,000	CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, 6/18/2048, 144A	428,046
349,675	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	295,617
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	154,610
65,371	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	64,100
215,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	199,677
147,638	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048, 144A	137,586
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	110,965
307,498	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	264,796
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	94,152
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	95,546
125,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033, 144A	124,204
66,500	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	59,543
45,522	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	40,659
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	139,418

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	$190,495
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	281,004
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	88,464
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	112,485
54,809	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	46,075
43,007	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	41,296
28,504	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	26,586
29,744	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	27,265
476,875	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	408,978
345,032	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049, 144A	330,073
215,533	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	181,686
347,200	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	297,660
235,081	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	194,321
148,911	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	118,390

		5,397,821

	ABS Student Loan – 0.7%
78,547	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	69,928
32,034	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	28,942
172,485	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	149,616
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	97,407
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	66,691
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	125,136

	ABS Other – continued
112,553	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	107,155
404,212	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	370,490
147,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD LIBOR + 0.730%, 5.923%, 1/15/2053, 144A(b)	143,379
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	171,884
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)	92,144

		1,422,772

	ABS Whole Business – 1.1%
355,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A	349,265
236,875	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	216,483
57,750	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	52,711
161,395	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	150,732
96,750	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	84,538
597,800	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	498,643
98,000	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	78,086
190,500	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	181,702
453,100	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	371,995
259,700	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	214,755

		2,198,910

	Aerospace & Defense – 0.5%
55,000	Boeing Co., 5.150%, 5/01/2030	54,469
50,000	Textron, Inc., 2.450%, 3/15/2031	41,235
1,125,000	Textron, Inc., 3.000%, 6/01/2030	980,625

		1,076,329

	Airlines – 1.2%
1,021,755	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030, 144A	994,894
35,972	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	33,091

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$364,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	$364,909
151,324	U.S. Airways Pass-Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	151,033
361,755	U.S. Airways Pass-Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	339,035
185,127	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	171,994
366,529	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	363,875

		2,418,831

	Apartment REITs – 0.0%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	67,492

	Automotive – 0.6%
50,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	42,808
14,000	General Motors Co., 5.200%, 4/01/2045	11,942
45,000	General Motors Co., 5.600%, 10/15/2032	43,537
250,000	General Motors Co., 6.250%, 10/02/2043	244,475
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	79,301
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	831,612

		1,253,675

	Banking – 11.0%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	159,623
95,000	Ally Financial, Inc., 5.750%, 11/20/2025	91,491
45,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	42,462
420,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	415,512
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,140,777
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	281,245
391,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	299,128
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	292,882

	Banking – continued
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	44,021
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	187,142
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	509,186
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	835,679
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	377,067
200,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	199,207
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	985,182
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041, 144A	752,540
415,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	370,890
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	941,082
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	996,677
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	66,745
640,000	Credit Agricole SA, 2.811%, 1/11/2041, 144A	421,797
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	222,578
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	194,343
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	302,479
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	42,238
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,054,484
470,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	474,000
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	189,513
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	585,649
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	43,973

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$88,000	Morgan Stanley, 3.950%, 4/23/2027	$83,321
115,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	113,510
40,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	42,552
533,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	514,740
867,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	885,468
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	934,715
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	576,426
200,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	196,048
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,351,697
470,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	468,431
255,000	Synchrony Bank, 5.400%, 8/22/2025	243,800
330,000	Synchrony Bank, 5.625%, 8/23/2027	309,979
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	299,660
250,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	229,242
405,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	402,442
395,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	396,454
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	511,715
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	458,271

		21,538,063

	Brokerage – 0.4%
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	747,596

	Building Materials – 1.2%
1,045,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	879,790
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	275,883
211,000	Masco Corp., 6.500%, 8/15/2032	217,516
104,000	Masco Corp., 7.750%, 8/01/2029	113,660

	Building Materials – continued
778,000	Owens Corning, 7.000%, 12/01/2036	850,998

		2,337,847

	Cable Satellite – 2.2%
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	246,025
1,285,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,033,989
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	562,372
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	18,145
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	972,070
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	193,106
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	129,809
200,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	135,378
200,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	139,905
800,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	355,950
125,000	DISH DBS Corp., 5.125%, 6/01/2029	58,043
170,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	136,369
265,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	197,103
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	120,631

		4,298,895

	Chemicals – 0.5%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	171,813
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	323,226
80,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	79,450
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	60,520
325,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	256,870

		891,879

	Collateralized Mortgage Obligations – 0.1%
125,505	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	126,525

	Construction Machinery – 0.6%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	193,373

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – continued
$970,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	$928,484

		1,121,857

	Consumer Cyclical Services – 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	278,076
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,083,586
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	193,284
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	383,570

		1,938,516

	Consumer Products – 0.1%
300,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	259,522

	Electric – 0.2%
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	113,843
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	142,696
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	40,726
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	97,251

		394,516

	Finance Companies – 4.1%
465,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	402,064
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	327,240
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	198,346
225,000	Air Lease Corp., 3.125%, 12/01/2030	187,431
191,000	Air Lease Corp., 4.625%, 10/01/2028	179,518
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	104,528
395,000	Ares Capital Corp., 2.875%, 6/15/2028	326,652
565,000	Ares Capital Corp., 3.200%, 11/15/2031	433,109
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	311,734
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	169,497
310,000	Barings BDC, Inc., 3.300%, 11/23/2026	270,053
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	937,195
115,000	FS KKR Capital Corp., 3.125%, 10/12/2028	93,618
495,000	GATX Corp., 5.450%, 9/15/2033	487,028
155,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	133,723

	Finance Companies – continued
565,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	460,369
490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	453,301
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	91,056
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	331,875
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	277,354
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	806,803
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	676,638
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028, 144A	295,919

		7,955,051

	Financial Other – 0.1%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	22,464
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	54,754
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	18,925
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	15,148
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	15,148
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	19,966
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	14,524
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	13,263
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	13,264

		187,456

	Food & Beverage – 0.3%
185,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	156,882
225,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	184,509
300,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	237,180
5,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	4,287

		582,858

	Gaming – 0.9%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	343,659
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	153,408
45,000	VICI Properties LP, 5.125%, 5/15/2032	42,104

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Gaming – continued
$80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	$70,205
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	341,451
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	278,692
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	256,055
215,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	213,675

		1,699,249

	Government Owned – No Guarantee – 0.8%
955,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	798,983
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	805,221
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	40,798

		1,645,002

	Health Insurance – 0.5%
20,000	Centene Corp., 2.450%, 7/15/2028	17,095
865,000	Centene Corp., 2.500%, 3/01/2031	689,812
155,000	Centene Corp., 2.625%, 8/01/2031	123,516
110,000	Centene Corp., 3.000%, 10/15/2030	91,663
45,000	Elevance Health, Inc., 4.100%, 5/15/2032	41,932

		964,018

	Healthcare – 0.9%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	202,664
55,000	CVS Health Corp., 1.750%, 8/21/2030	43,886
105,000	CVS Health Corp., 5.250%, 1/30/2031	104,670
55,000	HCA, Inc., 2.375%, 7/15/2031	43,986
195,000	HCA, Inc., 3.500%, 9/01/2030	170,927
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,149,885
75,000	HCA, Inc., 5.500%, 6/01/2033	74,873

		1,790,891

	Home Construction – 0.9%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	116,355
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	459,990
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	229,410
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	991,847

		1,797,602

	Hybrid ARMs – 0.0%
6,742	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.810%, 4.119%, 9/01/2036(b)	6,860
1,631	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.460%, 5.738%, 2/01/2037(b)	1,652

		8,512

	Independent Energy – 3.1%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,030,987
985,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	756,780
1,135,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,078,996
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	162,750
40,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	41,379
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	252,700
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	323,287
100,000	EQT Corp., 3.125%, 5/15/2026, 144A	91,941
385,000	EQT Corp., 3.625%, 5/15/2031, 144A	331,136
430,000	EQT Corp., 3.900%, 10/01/2027	397,543
165,000	EQT Corp., 5.000%, 1/15/2029	155,346
85,000	EQT Corp., 5.700%, 4/01/2028	83,892
53,000	EQT Corp., 6.125%, 2/01/2025	52,702
100,000	EQT Corp., 7.000%, 2/01/2030	104,703
40,000	Marathon Oil Corp., 6.800%, 3/15/2032	41,380
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	440,947
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	42,896
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	57,287
220,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	226,101
385,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	407,334

		6,080,087

	Leisure – 0.2%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	74,845
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	243,083
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	102,579

		420,507

	Life Insurance – 2.6%
490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	419,059
975,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	902,270
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	121,682
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	1,943,893
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	1,648,452

		5,035,356

	Lodging – 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	138,732
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	34,522
65,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	55,304

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Lodging – continued
$55,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	$46,544
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	9,707
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	9,924

		294,733

	Media Entertainment – 2.1%
55,000	Electronic Arts, Inc., 1.850%, 2/15/2031	44,549
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	41,464
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	19,117
985,000	Meta Platforms, Inc., 4.950%, 5/15/2033	984,238
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	920,128
60,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	60,222
425,000	Netflix, Inc., 5.875%, 11/15/2028	438,941
645,000	Netflix, Inc., 6.375%, 5/15/2029	682,410
415,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	387,098
155,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	141,689
480,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	425,700

		4,145,556

	Metals & Mining – 1.9%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	606,859
465,000	Anglo American Capital PLC, 5.500%, 5/02/2033, 144A	454,302
640,000	ArcelorMittal SA, 6.800%, 11/29/2032	657,061
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	195,100
1,300,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,064,453
645,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	532,407
65,000	Glencore Funding LLC, 5.700%, 5/08/2033, 144A	64,491
50,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	43,336
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	63,214

		3,681,223

	Midstream – 2.1%
135,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	111,058
655,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	576,721
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	68,832
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	203,133

	Midstream – continued
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	48,912
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	128,356
625,000	Enbridge, Inc., 5.700%, 3/08/2033	633,582
588,000	Energy Transfer LP, 5.000%, 5/15/2044	494,955
370,000	Energy Transfer LP, 5.750%, 2/15/2033	372,422
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	144,839
40,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	40,677
45,000	MPLX LP, 5.000%, 3/01/2033	43,105
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	41,561
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	48,801
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,736
25,000	Targa Resources Corp., 5.200%, 7/01/2027	24,544
250,000	Targa Resources Corp., 6.125%, 3/15/2033	255,447
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	43,363
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	64,690
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	76,990
115,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	94,172
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030, 144A	74,395
85,000	Western Midstream Operating LP, 4.300%, 2/01/2030	76,317
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	162,771
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	29,567
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	20,907
120,000	Western Midstream Operating LP, 5.500%, 2/01/2050	98,288
40,000	Western Midstream Operating LP, 6.150%, 4/01/2033	40,316
45,000	Williams Cos., Inc., 4.650%, 8/15/2032	42,615

		4,065,072

	Non-Agency Commercial Mortgage-Backed Securities – 2.2%
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 7.226%, 12/15/2038, 144A(b)	88,346
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.526%, 12/15/2038, 144A(b)	97,238

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.825%, 12/15/2038, 144A(b)	$59,837
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.379%, 8/15/2024, 144A(b)	287,440
109,831	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	99,672
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	80,530
120,467	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%, 6.574%, 7/15/2038, 144A(b)	117,519
134,923	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.894%, 7/15/2038, 144A(b)	131,283
96,374	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 7.444%, 7/15/2038, 144A(b)	93,652
105,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	75,114
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)	96,859
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(a)	108,668
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	116,272
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	151,990
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	97,919
417,595	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047, 144A(a)	390,451
223,925	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.644%, 11/15/2038, 144A(b)	216,060
199,045	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.994%, 11/15/2038, 144A(b)	191,804
99,522	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 7.194%, 11/15/2038, 144A(b)	94,841
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 5.102%, 10/15/2046(a)	52,183
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.229%, 9/15/2049(a)	400,235

	Non-Agency Commercial Mortgage-Backed Securities – continued
96,151	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	74,998
35,946	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	33,518
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(a)	85,883
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	149,178
41,437	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044, 144A(a)	9,271
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.584%, 8/15/2046(a)	120,452
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	128,158
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(a)	586,918

		4,236,289

	Office REITs – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	64,587

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	597,712
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	158,103
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	119,250

		875,065

	Pharmaceuticals – 1.1%
40,000	Amgen, Inc., 5.250%, 3/02/2033	40,051
405,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	404,767
100,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	59,520
415,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	413,437
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	133,300
425,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	279,365
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	222,017
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	181,420
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	206,106

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	$209,616

		2,149,599

	Property & Casualty Insurance – 0.2%
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	426,119

	Restaurants – 0.0%
50,000	Starbucks Corp., 3.000%, 2/14/2032	43,403

	Retail REITs – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	58,801

	Retailers – 1.7%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024	2,569,393
50,000	AutoNation, Inc., 3.850%, 3/01/2032	42,419
650,000	AutoZone, Inc., 4.000%, 4/15/2030	603,560
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	40,891
125,000	Tapestry, Inc., 3.050%, 3/15/2032	99,819

		3,356,082

	Technology – 6.5%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	41,263
335,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	334,207
280,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	214,773
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	181,381
380,000	Broadcom, Inc., 4.150%, 11/15/2030	349,619
85,000	Broadcom, Inc., 4.300%, 11/15/2032	77,969
105,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	94,277
125,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	107,104
940,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	793,191
60,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	55,028
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	107,890
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	197,100
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	45,431
715,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	663,753
430,000	Equinix, Inc., 2.000%, 5/15/2028	366,084
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	949,577
170,000	Flex Ltd., 6.000%, 1/15/2028	172,648
185,000	Global Payments, Inc., 2.900%, 5/15/2030	156,802
235,000	Global Payments, Inc., 2.900%, 11/15/2031	191,176

	Technology – continued
130,000	Global Payments, Inc., 5.300%, 8/15/2029	126,653
280,000	Global Payments, Inc., 5.400%, 8/15/2032	272,842
130,000	Jabil, Inc., 1.700%, 4/15/2026	116,316
375,000	Jabil, Inc., 3.600%, 1/15/2030	335,448
330,000	Jabil, Inc., 3.950%, 1/12/2028	308,029
375,000	Leidos, Inc., 5.750%, 3/15/2033	372,541
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	257,559
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	209,567
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	43,388
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	113,154
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	152,605
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	422,876
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,040,480
580,000	Micron Technology, Inc., 6.750%, 11/01/2029	602,905
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	39,635
55,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	44,523
75,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	72,502
165,000	Open Text Corp., 6.900%, 12/01/2027, 144A	167,975
50,000	Oracle Corp., 2.950%, 4/01/2030	43,643
600,000	Oracle Corp., 3.950%, 3/25/2051	453,673
275,000	Oracle Corp., 6.150%, 11/09/2029	286,431
30,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	25,665
200,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	200,837
545,000	TD SYNNEX Corp., 1.750%, 8/09/2026	475,001
450,000	Trimble, Inc., 6.100%, 3/15/2033	455,954
310,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	324,537
315,000	VMware, Inc., 2.200%, 8/15/2031	247,527
140,000	Western Digital Corp., 2.850%, 2/01/2029	111,856
310,000	Western Digital Corp., 4.750%, 2/15/2026	295,280

		12,718,675

	Transportation Services – 0.4%
140,000	ERAC USA Finance LLC, 4.900%, 5/01/2033, 144A	136,801
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	619,700

		756,501

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 12.0%
$10,315,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	$448,306
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	1,795,801
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	6,357,949
15,220,000	U.S. Treasury Notes, 1.500%, 2/29/2024	14,828,798

		23,430,854

	Wireless – 2.3%
370,000	American Tower Corp., 5.500%, 3/15/2028	367,426
1,415,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,153,282
50,000	Crown Castle, Inc., 2.500%, 7/15/2031	41,076
110,000	Crown Castle, Inc., 5.100%, 5/01/2033	108,095
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	707,035
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	85,951
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	189,987
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	559,890
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	269,131
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,031,821

		4,513,694

	Wirelines – 0.0%
55,000	AT&T, Inc., 2.250%, 2/01/2032	43,686
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	44,236

		87,922

	Total Non-Convertible Bonds

	(Identified Cost $181,116,332)	163,465,629

Convertible Bonds – 1.4%

	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	240,765

	Cable Satellite – 0.3%
965,000	DISH Network Corp., 3.375%, 8/15/2026	489,738
180,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(g)	95,632

		585,370

	Consumer Cyclical Services – 0.1%
45,000	Peloton Interactive, Inc.,Zero Coupon, 0.519%-0.798%, 2/15/2026(g)	34,126

	Consumer Cyclical Services – continued
245,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(g)	224,594

		258,720

	Electric – 0.2%
465,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	444,075

	Healthcare – 0.3%
600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	477,000

	Pharmaceuticals – 0.4%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	147,340
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	467,467
130,000	Livongo Health, Inc., 0.875%, 6/01/2025	117,442

		732,249

	Total Convertible Bonds

	(Identified Cost $3,575,314)	2,738,179

Municipals – 0.4%

	Virginia – 0.4%
805,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $797,027)	761,885

	Total Bonds and Notes

	(Identified Cost $185,488,674)	166,965,693

Senior Loans – 0.1%

	Leisure – 0.1%
74,760	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(b)(h)	74,012
94,513	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(b)(h)	94,306

		168,318

	Total Senior Loans

	(Identified Cost $167,104)	168,318

Collateralized Loan Obligations – 3.8%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 2.900%, 8.173%, 4/23/2034, 144A(b)	353,692
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.950%, 7/20/2034, 144A(b)	242,791
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/20/2031, 144A(b)	590,132

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD LIBOR + 1.550%, 6.812%, 7/18/2030, 144A(b)	$243,256
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD LIBOR + 1.700%, 6.960%, 10/15/2034, 144A(b)	248,783
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 10/20/2034, 144A(b)	262,226
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD LIBOR + 1.650%, 6.910%, 10/15/2034, 144A(b)	243,502
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 1/15/2031, 144A(b)	444,232
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 8.100%, 1/20/2034, 144A(b)	264,825
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD LIBOR + 1.650%, 6.905%, 10/25/2031, 144A(b)	242,992
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 7.079%, 11/22/2031, 144A(b)	243,505
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 3.050% 8.310%, 4/15/2034, 144A(b)	237,957
307,284	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD LIBOR + 0.970%, 6.225%, 4/25/2029, 144A(b)	304,863
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD LIBOR + 1.600%, 6.862%, 10/18/2031, 144A(b)	244,860
250,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.339%, 7/25/2031, 144A(b)	247,814
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.936%, 4/15/2035, 144A(b)	514,636
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/15/2034, 144A(b)	243,630
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.730%, 4/16/2031, 144A(b)	290,815
297,725	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD LIBOR + 0.970%, 6.235%, 7/19/2030, 144A(b)	295,797
250,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD LIBOR + 1.150%, 6.412%, 10/18/2034, 144A(b)	245,026

Collateralized Loan Obligations – continued
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/17/2031, 144A(b)	243,604
117,078	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD LIBOR + 0.800%, 6.050%, 7/20/2029, 144A(b)	116,226
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 1/20/2034, 144A(b)	243,310
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.650%, 4/20/2034, 144A(b)	343,125
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD LIBOR + 2.900%, 8.150%, 4/20/2034, 144A(b)	288,517
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.650%, 6.910%, 10/15/2031, 144A(b)	246,285

	Total Collateralized Loan Obligations

	(Identified Cost $7,697,504)	7,486,401

Shares
Common Stocks – 0.2%

	Oil, Gas & Consumable Fuels – 0.2%
2,357	Canadian Natural Resources Ltd.	132,605
1,320	Diamondback Energy, Inc.	173,395
762	EOG Resources, Inc.	87,203
216	Pioneer Natural Resources Co.	44,751

		437,954

	Total Common Stocks

	(Identified Cost $477,545)	437,954

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 1.2%

	Banking – 0.9%
1,095	Bank of America Corp., Series L, 7.250%	1,283,143
317	Wells Fargo & Co., Series L, Class A, 7.500%	365,184

		1,648,327

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	574,819

	Total Convertible Preferred Stocks

	(Identified Cost $2,140,469)	2,223,146

	Total Preferred Stocks

	(Identified Cost $2,140,469)	2,223,146

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 8.5%
$4,071,090	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $4,071,871 on 7/03/2023 collateralized by $4,374,900 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $4,152,514 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,071,090)	$4,071,090
5,715,000	U.S. Treasury Bills, 4.692%-4.695%, 7/13/2023(i)	5,707,053
1,005,000	U.S. Treasury Bills, 5.170%, 12/21/2023(j)	979,986
1,975,000	U.S. Treasury Bills, 5.190%, 11/24/2023(j)	1,934,063
4,020,000	U.S. Treasury Bills, 5.200%, 12/07/2023(j)	3,928,689

Total Short-Term Investments
	(Identified Cost $16,618,275)	16,620,881

Total Investments – 99.1%

	(Identified Cost $212,589,570)	193,902,393

	Other assets less liabilities—0.9%	1,763,119

	Net Assets – 100.0%	$195,665,512

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2023 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(d)	Perpetual bond with no specified maturity date.

(e)	Non-income producing security.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(h)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

(i)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $71,363,262 or 36.5% of net assets.
ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

ZAR	South African Rand

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	255	$28,962,943	$28,627,735	$(335,208)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	92	18,904,708	18,707,625	(197,083)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	43	4,665,131	4,605,031	(60,100)
CBOT U.S. Long Bond Futures	9/20/2023	179	22,616,373	22,716,219	99,846
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	59	7,903,437	8,036,906	133,469

Total					$(359,076)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	219$	26,050,542	$25,937,812	$112,730

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	12.0%
Banking	11.9
ABS Car Loan	6.8
Technology	6.5
ABS Home Equity	4.9
Finance Companies	4.1
Independent Energy	3.1
ABS Other	2.8
Life Insurance	2.6
Cable Satellite	2.5
Midstream	2.4
Wireless	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.2
Media Entertainment	2.1
Other Investments, less than 2% each	20.6
Short-Term Investments	8.5
Collateralized Loan Obligations	3.8

Total Investments	99.1
Other assets less liabilities (including futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$5,743,934,584	$212,589,570
Net unrealized depreciation	(777,985,136)	(18,687,177)

Investments at value	4,965,949,448	193,902,393
Cash	2,347,900	10,934
Due from brokers (Note 2)	360,000	—
Foreign currency at value (identified cost $1,544 and $0, respectively)	1,535	—
Receivable for Fund shares sold	4,641,703	—
Receivable for securities sold	7,189,162	198,990
Dividends and interest receivable	47,279,935	1,719,877
Receivable for variation margin on futures contracts (Note 2)	4,368,499	175,984
Prepaid expenses (Note 8)	2,156	351

TOTAL ASSETS	5,032,140,338	196,008,529

LIABILITIES
Payable for securities purchased	197,340,696	19,283
Payable for Fund shares redeemed	4,616,372	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	158,508	—
Foreign taxes payable (Note 2)	16,743	—
Management fees payable (Note 6)	2,075,259	65,671
Deferred Trustees’ fees (Note 6)	2,421,959	198,046
Administrative fees payable (Note 6)	185,424	7,435
Payable to distributor (Note 6d)	45,770	—
Other accounts payable and accrued expenses	488,878	52,582

TOTAL LIABILITIES	207,349,609	343,017

NET ASSETS	$4,824,790,729	$195,665,512

NET ASSETS CONSIST OF:
Paid-in capital	$6,140,569,709	$222,456,552
Accumulated loss	(1,315,778,980)	(26,791,040)

NET ASSETS	$4,824,790,729	$195,665,512

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$3,560,961,272	$195,665,512

Shares of beneficial interest	312,621,057	19,294,499

Net asset value, offering and redemption price per share	$11.39	$10.14

Retail Class:
Net assets	$803,876,637	$—

Shares of beneficial interest	71,004,285	—

Net asset value, offering and redemption price per share	$11.32	$—

Admin Class shares:
Net assets	$30,906,077	$—

Shares of beneficial interest	2,740,128	—

Net asset value, offering and redemption price per share	$11.28	$—

Class N shares:
Net assets	$429,046,743	$—

Shares of beneficial interest	37,722,054	—

Net asset value, offering and redemption price per share	$11.37	$—

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$123,410,146	$3,859,813
Dividends	3,975,448	81,087
Less net foreign taxes withheld	(48,795)	(209)

	127,336,799	3,940,691

Expenses
Management fees (Note 6)	14,047,974	381,062
Service and distribution fees (Note 6)	1,112,746	—
Administrative fees (Note 6)	1,164,018	44,143
Trustees’ fees and expenses (Note 6)	200,554	20,524
Transfer agent fees and expenses (Notes 6 and 7)	1,879,638	2,202
Audit and tax services fees	33,547	29,869
Custodian fees and expenses	59,839	7,145
Legal fees (Note 8)	106,462	4,003
Registration fees	61,814	6,128
Shareholder reporting expenses	178,939	5,042
Miscellaneous expenses	87,512	20,838

Total expenses	18,933,043	520,956
Less waiver and/or expense reimbursement (Note 6)	(1,098,868)	—

Net expenses	17,834,175	520,956

Net investment income	109,502,624	3,419,735

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(74,411,754)	(3,044,340)
Futures contracts	(14,439,169)	(991,836)
Forward foreign currency contracts (Note 2d)	(47,220)	—
Foreign currency transactions (Note 2c)	(83,161)	(136)
Net change in unrealized appreciation (depreciation) on:
Investments	106,380,436	5,928,565
Futures contracts	4,446,047	(32,794)
Forward foreign currency contracts (Note 2d)	(158,508)	—
Foreign currency translations (Note 2c)	(7,914)	(279)

Net realized and unrealized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	21,678,757	1,859,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,181,381	$5,278,915

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$109,502,624	$209,190,346	$3,419,735	$5,974,235
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(88,981,304)	(19,390,917)	(4,036,312)	(3,052,456)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	110,660,061	(1,098,662,865)	5,895,492	(32,276,734)

Net increase (decrease) in net assets resulting from operations	131,181,381	(908,863,436)	5,278,915	(29,354,955)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(82,540,852)	(211,847,206)	(3,505,372)	(8,575,864)
Retail Class	(17,647,175)	(44,765,024)	—	—
Admin Class	(613,967)	(1,526,364)	—	—
Class N	(9,866,234)	(22,836,367)	—	—

Total distributions	(110,668,228)	(280,974,961)	(3,505,372)	(8,575,864)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(286,910,136)	(1,308,389,706)	403,384	(12,070,679)

Net increase (decrease) in net assets	(266,396,983)	(2,498,228,103)	2,176,927	(50,001,498)
NET ASSETS
Beginning of the period	5,091,187,712	7,589,415,815	193,488,585	243,490,083

End of the period	$4,824,790,729	$5,091,187,712	$195,665,512	$193,488,585

See accompanying notes to financial statements.

|  42

Financial Highlights

For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.35		$13.62		$13.58		$13.10		$13.66	$13.57	$14.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.42		0.34		0.10		0.48	0.55	0.49
Net realized and unrealized gain (loss)	0.05		(2.11)		0.09		0.59		(0.57)	0.08	(0.37)

Total from Investment Operations	0.30		(1.69)		0.43		0.69		(0.09)	0.63	0.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.58)		(0.39)		(0.14)		(0.45)	(0.50)	(0.54)
Net realized capital gains	—		—		—		(0.07)		(0.02)	(0.04)	(0.29)

Total Distributions	(0.26)		(0.58)		(0.39)		(0.21)		(0.47)	(0.54)	(0.83)

Net asset value, end of the period	$11.39		$11.35		$13.62		$13.58		$13.10	$13.66	$13.57

Total return	2.61	%(b)(c)	(12.49	)%(b)	3.23	%(b)	5.35	%(c)	(0.73)%	4.88%	0.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,560,961		$3,759,888		$5,776,109		$6,630,032		$6,668,481	$8,071,961	$9,025,850
Net expenses	0.67	%(d)(e)	0.67	%(d)	0.67	%(d)	0.67	%(e)	0.67%	0.67%	0.66%
Gross expenses	0.72	%(e)	0.69%		0.68%		0.67	%(e)	0.67%	0.67%	0.66%
Net investment income	4.40	%(e)	3.44%		2.47%		3.02	%(e)	3.65%	4.12%	3.59%
Portfolio turnover rate	10%		23%		87	%(f)	26	%(g)	25%	17%	7%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

43  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Retail Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.28		$13.55		$13.51		$13.03		$13.59	$13.49		$14.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.39		0.30		0.09		0.45	0.52		0.46
Net realized and unrealized gain (loss)	0.04		(2.11)		0.10		0.59		(0.57)	0.08		(0.38)

Total from Investment Operations	0.28		(1.72)		0.40		0.68		(0.12)	0.60		0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.55)		(0.36)		(0.13)		(0.42)	(0.46)		(0.51)
Net realized capital gains	—		—		—		(0.07)		(0.02)	(0.04)		(0.29)

Total Distributions	(0.24)		(0.55)		(0.36)		(0.20)		(0.44)	(0.50)		(0.80)

Net asset value, end of the period	$11.32		$11.28		$13.55		$13.51		$13.03	$13.59		$13.49

Total return	2.50	%(b)(c)	(12.78	)%(b)	2.98	%(b)	5.31	%(c)	(0.99)%	4.72	%(b)	0.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$803,877		$861,223		$1,248,925		$1,469,489		$1,474,316	$2,019,828		$2,520,105
Net expenses	0.92	%(d)(e)	0.92	%(d)	0.92	%(d)	0.92	%(e)	0.92%	0.91	%(f)	0.91%
Gross expenses	0.97	%(e)	0.94%		0.93%		0.92	%(e)	0.92%	0.92%		0.91%
Net investment income	4.15	%(e)	3.20%		2.22%		2.77	%(e)	3.41%	3.88%		3.33%
Portfolio turnover rate	10%		23%		87	%(g)	26	%(h)	25%	17%		7%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  44

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Admin Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.24		$13.49		$13.45		$12.97		$13.53	$13.44		$14.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.36		0.27		0.08		0.42	0.48		0.42
Net realized and unrealized gain (loss)	0.04		(2.09)		0.09		0.60		(0.58)	0.08		(0.38)

Total from Investment Operations	0.27		(1.73)		0.36		0.68		(0.16)	0.56		0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.52)		(0.32)		(0.13)		(0.38)	(0.43)		(0.47)
Net realized capital gains	—		—		—		(0.07)		(0.02)	(0.04)		(0.29)

Total Distributions	(0.23)		(0.52)		(0.32)		(0.20)		(0.40)	(0.47)		(0.76)

Net asset value, end of the period	$11.28		$11.24		$13.49		$13.45		$12.97	$13.53		$13.44

Total return	2.38	%(b)(c)	(12.91	)%(b)	2.74	%(b)	5.26	%(c)	(1.24)%	4.40	%(b)	0.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,906		$30,678		$44,562		$50,062		$51,040	$84,028		$121,683
Net expenses	1.09	%(d)(e)(f)	1.13	%(d)(g)	1.15	%(d)(h)	1.17	%(e)	1.17%	1.16	%(i)	1.16%
Gross expenses	1.14	%(e)(f)	1.15	%(g)	1.16	%(h)	1.17	%(e)	1.17%	1.17%		1.16%
Net investment income	3.98	%(e)	2.99%		1.99%		2.52	%(e)	3.19%	3.63%		3.08%
Portfolio turnover rate	10%		23%		87	%(j)	26	%(k)	25%	17%		7%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.08%. See Note 6b of Notes to Financial Statements.
(g)	Includes refund of prior year service fee of 0.04%.
(h)	Includes refund of prior year service fee of 0.02%.
(i)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

45  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.33		$13.60	$13.57		$13.08		$13.64	$13.55	$14.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.43	0.35		0.10		0.48	0.56	0.50
Net realized and unrealized gain (loss)	0.05		(2.11)	0.08		0.61		(0.56)	0.08	(0.38)

Total from Investment Operations	0.30		(1.68)	0.43		0.71		(0.08)	0.64	0.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.59)	(0.40)		(0.15)		(0.46)	(0.51)	(0.55)
Net realized capital gains	—		—	—		(0.07)		(0.02)	(0.04)	(0.29)

Total Distributions	(0.26)		(0.59)	(0.40)		(0.22)		(0.48)	(0.55)	(0.84)

Net asset value, end of the period	$11.37		$11.33	$13.60		$13.57		$13.08	$13.64	$13.55

Total return	2.64	%(b)(c)	(12.46)%	3.22%		5.45	%(c)	(0.66)%	4.97%	0.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$429,047		$439,399	$519,821		$903,844		$853,559	$469,234	$443,609
Net expenses	0.62	%(d)(e)	0.61%	0.61%		0.60	%(e)	0.60%	0.59%	0.59%
Gross expenses	0.64	%(e)	0.61%	0.61%		0.60	%(e)	0.60%	0.59%	0.59%
Net investment income	4.45	%(e)	3.54%	2.56%		3.08	%(e)	3.65%	4.20%	3.68%
Portfolio turnover rate	10%		23%	87	%(f)	26	%(g)	25%	17%	7%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  46

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$10.04		$11.86	$12.47		$12.48		$12.30	$12.20	$12.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.29	0.29		0.08		0.36	0.39	0.37
Net realized and unrealized gain (loss)	0.11		(1.70)	(0.19)		0.46		0.18	0.14	(0.22)

Total from Investment Operations	0.29		(1.41)	0.10		0.54		0.54	0.53	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.31)	(0.30)		(0.12)		(0.32)	(0.24)	(0.30)
Net realized capital gains	—		(0.10)	(0.41)		(0.43)		(0.04)	(0.19)	(0.08)

Total Distributions	(0.19)		(0.41)	(0.71)		(0.55)		(0.36)	(0.43)	(0.38)

Net asset value, end of the period	$10.14		$10.04	$11.86		$12.47		$12.48	$12.30	$12.20

Total return	2.85	%(b)	(11.98)%	0.80%		4.38	%(b)(c)	4.53%	4.46%	1.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$195,666		$193,489	$243,490		$252,690		$229,129	$289,056	$272,725
Net expenses	0.55	%(d)	0.52%	0.52%		0.55	%(d)(e)	0.52%	0.50%	0.49%
Gross expenses	0.55	%(d)	0.52%	0.52%		0.67	%(d)	0.52%	0.50%	0.49%
Net investment income	3.59	%(d)	2.72%	2.33%		2.53	%(d)	2.93%	3.26%	3.03%
Portfolio turnover rate	15%		35%	85	%(f)	30	%(g)	29%	11%	1%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

47  |

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Bond Fund (“Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (“Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.   Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.   Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of

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bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

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When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2023.

g.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ

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from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, distribution re-designations, trust preferred securities, return of capital distributions received, capital gain distributions received, and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, capital gain distributions received, premium amortization, foreign currency gains and losses and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$280,974,961	$—	$280,974,961
Investment Grade Fixed Income Fund	6,401,061	2,174,803	8,575,864

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2022, capital loss carryforwards were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(37,067,279)	$(1,473,853)
Long-term:
No expiration date	(369,287,237)	(1,733,808)

Total capital loss carryforward	$(406,354,516)	$(3,207,661)

As of June 30, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$5,755,442,371	$213,128,254

Gross tax appreciation	$51,949,601	$2,233,283
Gross tax depreciation	(843,610,762)	(21,705,490)

Net tax depreciation	$(791,661,161)	$(19,472,207)

The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution

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that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

j.  Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due from Brokers. Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Bond Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n.  New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30, 2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR has ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023, at value:

Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$74,933,631	$1,177,347	$76,110,978
All Other Non-Convertible Bonds(a)	—	3,544,583,510	—	3,544,583,510

Total Non-Convertible Bonds	—	3,619,517,141	1,177,347	3,620,694,488

Convertible Bonds(a)	—	252,010,075	—	252,010,075
Municipals(a)	—	82,813,579	—	82,813,579

Total Bonds and Notes	—	3,954,340,795	1,177,347	3,955,518,142

Senior Loans(a)	—	14,654,304	—	14,654,304
Collateralized Loan Obligations	—	220,379,511	—	220,379,511
Common Stocks
Technology Hardware, Storage & Peripherals	1,780,644	11,754	—	1,792,398
All Other Common Stocks(a)	85,632,220	—	—	85,632,220

Total Common Stocks	87,412,864	11,754	—	87,424,618

Preferred Stocks
Convertible Preferred Stocks(a)	47,969,683	—	—	47,969,683
Non-Convertible Preferred Stocks
Office REITs	—	—	2,218,755	2,218,755
Other REITs	—	9,557,346	—	9,557,346
All Other Non-Convertible Preferred Stocks(a)	945,526	—	—	945,526

Total Non-Convertible Preferred Stocks	945,526	9,557,346	2,218,755	12,721,627

Total Preferred Stocks	48,915,209	9,557,346	2,218,755	60,691,310

Short-Term Investments	—	627,281,563	—	627,281,563
Total Investments	136,328,073	4,826,225,273	3,396,102	4,965,949,448

Futures Contracts (unrealized appreciation)	8,433,304	—	—	8,433,304

Total	$144,761,377	$4,826,225,273	$3,396,102	$4,974,382,752

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(158,508)	$—	$(158,508)
Futures Contracts (unrealized depreciation)	(10,443,034)	—	—	(10,443,034)

Total	$(10,443,034)	$(158,508)	$—	$(10,601,542)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$9,585,820	$3,294	$9,589,114
All Other Non-Convertible Bonds(a)	—	153,876,515	—	153,876,515

Total Non-Convertible Bonds	—	163,462,335	3,294	163,465,629

Convertible Bonds(a)	—	2,738,179	—	2,738,179
Municipals(a)	—	761,885	—	761,885

Total Bonds and Notes	—	166,962,399	3,294	166,965,693

Senior Loans(a)	—	168,318	—	168,318
Collateralized Loan Obligations	—	7,486,401	—	7,486,401
Common Stocks(a)	437,954	—	—	437,954
Preferred Stocks(a)	2,223,146	—	—	2,223,146

Short-Term Investments	—	16,620,881	—	16,620,881

Total Investments	2,661,100	191,237,999	3,294	193,902,393

Futures Contracts (unrealized appreciation)	346,045	—	—	346,045

Total	$3,007,145	$191,237,999	$3,294	$194,248,438

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(592,391)	$—	$—	$(592,391)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or June 30, 2023:

Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$(80,973)	$—	$—	$1,258,320	$—	$1,177,347	$(80,973)
Property & Casualty Insurance	1,406,500	—	—	—	—	—	—	(1,406,500)	—	—
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	2,398,869	—	—	(180,114)	—	—	—	—	2,218,755	(180,114)

Total	$3,805,369	$—	$—	$(261,087)	$—	$—	$1,258,320	$(1,406,500)	$3,396,102	$(261,087)

A debt security valued at $1,258,320 was transferred from Level 2 to Level 3 during the period ended June 30, 2023. At December 31, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2023, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service was unable to price the security.

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Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

Debt securities valued at $1,406,500 were transferred from Level 3 to Level 2 during the period ended June 30, 2023. At December 31, 2022, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities. At June 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,824	$—	$12	$32	$—	$(574)	$—	$—	$3,294	$(41)

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2023, Bond Fund engaged in forward foreign currency contracts for hedging purposes.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended June 30, 2023, the Funds used futures contracts to manage duration.

The following is a summary of derivative instruments for Bond Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$8,433,304

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(158,508)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(10,443,034)

Total liability derivatives	$(158,508)	$(10,443,034)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

55  |

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

Transactions in derivative instruments for Bond Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Forward foreign currencycontracts	Futures contracts
Interest rate contracts	$—	$(14,439,169)
Foreign exchange contracts	(47,220)	—

Total	$(47,220)	$(14,439,169)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currencycontracts	Futures contracts
Interest rate contracts	$—	$4,446,047
Foreign exchange contracts	(158,508)	—

Total	$(158,508)	$4,446,047

The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$346,045

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(592,391)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Futures contracts

Interest rate contracts	$(991,836)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts

Interest rate contracts	$(32,794)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for the Funds, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2023:

Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	0.16%	25.47%
Highest Notional Amount Outstanding	0.29%	39.46%
Lowest Notional Amount Outstanding	0.00%	13.28%
Notional Amount Outstanding as of June 30, 2023	0.29%	39.46%

|  56

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

Investment Grade Fixed Income Fund	Futures
Average Notional Amount Outstanding	40.32%
Highest Notional Amount Outstanding	55.52%
Lowest Notional Amount Outstanding	32.54%
Notional Amount Outstanding as of June 30, 2023	55.52%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2023, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Bond Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(158,508)	$—	$(158,508)	$158,508	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities. For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$—	$362,691,426	$484,781,278	$875,346,109
Investment Grade Fixed Income Fund	135,141	12,785,447	25,866,446	29,052,081

57  |

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $3 Billion	Next $12 Billion	Next $10 Billion	Over $25 Billion
Bond Fund	0.60%	0.50%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%

Effective July 1, 2023, Bond Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $3 Billion	Next $12 Billion	Next $10 Billion	Over $25 Billion
Bond Fund	0.59%	0.49%	0.49%	0.48%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.67%	0.92%	1.17%	0.62%
Investment Grade Fixed Income Fund	0.55%	—	—	—

Effective July 1, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.66%	0.91%	1.16%	0.61%
Investment Grade Fixed Income Fund	0.53%	—	—	—

This new undertaking is in effect until April 30, 2025, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  58

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Bond Fund	$14,047,974	$1,098,868	$12,949,106	0.56%	0.52%
Investment Grade Fixed Income Fund	381,062	—	381,062	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until December 31, 2024.

No expenses were recovered for either Fund during the six months ended June 30, 2023 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2023, the service and distribution fees for Bond Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$26,390	$1,048,030	$38,326

For the six months ended June 30, 2023, Natixis Distribution refunded Bond Fund $11,936 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Bond Fund	$1,164,018
Investment Grade Fixed Income Fund	44,143

59  |

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $1,747,681.

As of June 30, 2023, Bond Fund owes Natixis Distribution $45,770 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of June 30, 2023, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.53% of the Fund’s net assets.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For six months ended June 30, 2023, Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$1,520,124	$342,853	$12,542	$4,119

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Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2023, neither Fund had borrowings under this agreement.

9.  Risk. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Bond Fund	1	5.19%
Investment Grade Fixed Income Fund	6	80.86%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Bond Fund

	Six Months EndedJune 30, 2023		Year EndedDecember 31, 2022

	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	22,313,969	$258,141,041	60,178,494	$731,035,905
Issued in connection with the reinvestment of distributions	6,592,442	75,602,927	16,400,210	195,503,283
Redeemed	(47,531,057)	(547,577,364)	(169,323,595)	(2,042,242,993)

Net change	(18,624,646)	$(213,833,396)	(92,744,891)	$(1,115,703,805)

61  |

Notes to Financial Statements – continued

June 30, 2023 (Unaudited)

11.  Capital Shares – continued

	Bond Fund

	Six Months EndedJune 30, 2023		Year EndedDecember 31, 2022

	Shares	Amount	Shares	Amount

Retail Class
Issued from the sale of shares	2,384,737	$27,378,086	4,320,525	$52,713,946
Issued in connection with the reinvestment of distributions	1,489,756	16,983,103	3,642,478	43,087,038
Redeemed	(9,197,043)	(105,474,056)	(23,840,273)	(288,995,987)

Net change	(5,322,550)	$(61,112,867)	(15,877,270)	$(193,195,003)

Admin Class
Issued from the sale of shares	392,744	$4,484,287	787,529	$9,363,411
Issued in connection with the reinvestment of distributions	53,443	606,639	128,111	1,508,431
Redeemed	(435,895)	(4,988,256)	(1,489,367)	(17,743,200)

Net change	10,292	$102,670	(573,727)	$(6,871,358)

Class N
Issued from the sale of shares	3,392,430	$39,017,134	8,276,717	$101,606,037
Issued in connection with the reinvestment of distributions	814,879	9,330,607	1,841,516	21,847,127
Redeemed	(5,253,285)	(60,414,284)	(9,561,799)	(116,072,704)

Net change	(1,045,976)	$(12,066,543)	556,434	$7,380,460

Decrease from capital share transactions	(24,982,880)	$(286,910,136)	(108,639,454)	$(1,308,389,706)

	Investment Grade Fixed Income Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	984,837	$10,012,895	582,596	$6,328,414
Issued in connection with the reinvestment of distributions	338,921	3,461,491	799,752	8,493,158
Redeemed	(1,292,658)	(13,071,002)	(2,641,549)	(26,892,251)

Net change	31,100	$403,384	(1,259,201)	$(12,070,679)

Increase (decrease) from capital share transactions	31,100	$403,384	(1,259,201)	$(12,070,679)

|  62

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2023

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2023